Capital, Reserves and Non-Controlling Interests (Tables)	6 Months Ended
Sep. 30, 2022
Capital, Reserves and Non-Controlling Interests [Abstract]
Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price	Fair value charged to profit or loss
		US$	US$
Balance - April 1, 2021	-	-	-
Issued	17,800,000	1.79	6,063,086
Balance - March 31, 2022	17,800,000	1.79	6,063,086
Issued	7,300,000	1.05	4,424,932
Balance – September 30, 2022	25,100,000	1.58	10,488,018

Schedule of fair value of the warrants
September 30, 2022

Risk-free interest rate	1.14%-2.87%
Expected life of warrants	5-10
Volatility	80.59%-121.32%
Weighted average fair value per warrant (US$)	0.37-1.29

Schedule of share purchase warrants outstanding
	Warrants outstanding	Fair value at issue date	Fair value charged for current period	Exercise price	Weighted average remaining life
Expiry Date		US$	US$	US$	(years)
October 29, 2031	3,500,000	4,515,601	1,640,351	1	9
October 29, 2031	3,500,000	4,229,191	1,014,494	1.5	9
October 29, 2031	7,000,000	7,500,124	1,278,573	2.5	9
October 27, 2026	1,800,000	1,353,304	-	1.5	4
October 30, 2026	2,000,000	1,417,766	-	1.5	4
May 10, 2027	200,000	84,000	27,923	1.5	5
May 26, 2027	500,000	238,000	71,212	1.5	5
July 22, 2027	440,000	163,000	27,064	1	5
July 25, 2027	3,780,000	1,405,000	225,035	1	5
July 26, 2027	400,000	146,000	23,096	1	5
July 27, 2027	1,000,000	379,000	59,201	1	5
July 28, 2027	980,000	376,000	57,983	1	5
Total	25,100,000	21,806,986	4,424,932

Schedule of non controlling interests
	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xu Zhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2021	(525,927)	(45,508)	(40,251)	-	-	(611,686)
Net loss	(4,745)	(3,488)	-	-	-	(8,233)
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	-	-	40,251	-	-	40,251
As of September 30, 2021	(530,672)	(48,996)	-	-	-	(579,668)

As of April 1, 2022	(530,764)	(49,055)	-	10,459	1,979,990	1,410,630
Net (loss) profit	(4,819)	-	-	-	495,671	490,852
As of September 30, 2022	(535,583)	(49,055)	-	10,459	2,475,661	1,901,482